Intangible Assets (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 53,076	$ 430,462
Intangible asset impairment